SCHEDULE OF THE COMPANY'S EFFECTIVE TAX RATE TO THE STATUTORY FEDERAL RATE (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Statutory federal rate	21.00%	21.00%
State income taxes net of federal income tax benefit	7.00%	7.00%
Permanent adjustment	(18.00%)
Change in valuation allowance	(14.40%)	(28.00%)
Effective income tax rate	(4.40%)